DEBTS PAYABLE AND SENIOR SECURED NOTES (Tables)	12 Months Ended
Dec. 31, 2022
December 2020 Senior secured notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Schedule of debt

Senior secured notes
As of January 1, 2021	$103,653
Debt issuance costs	(2,142)
Debt issuance costs amortized	1,744
Senior secured notes issued	133,250
Senior secured notes premium	9,305
Senior secured notes premium amortized	(402)
As of December 31, 2021	$245,408
Debt issuance costs amortized	2,292
Senior secured notes premium amortized	(3,018)
Total senior secured notes classified as non-current payable as of December 31, 2022	$244,682
Total accrued interest payable related to senior secured notes as of December 31, 2022	$—

Debt payable
DEBTS PAYABLE AND SENIOR SECURED NOTES
Schedule of debt

Debts payable
As of January 1, 2021	$62,233
Discounted as of January 31, 2021	1,280
Incurred through combinations and acquisitions	87,475
Converted to equity	(7,430)
Less: repayment	(8,749)
Less: discounted to fair value	(951)
As of December 31, 2021	133,858
Discounted as of December 31, 2021	951
Incurred through earn-out provision	14,934
Debt issued	68,000
Construction financing	36,303
Less: repayment	(17,924)
Total debts payable, undiscounted as of December 31, 2022	236,122
Less: discounted to fair value	(598)
Total debts payable as of December 31, 2022	$235,524
Total accrued interest payable related to debts payable as of December 31, 2022	$7,954

	December 31, 2022
	Related party debt	Non-related party debt	Total debt
	$24,022	$212,100	$236,122
Less: current portion	1,409	39,114	40,523
Total non-current debt, undiscounted	22,613	172,986	195,599
Less: discount to fair value	—	(598)	(598)
Total non-current debt	$22,613	$172,388	$195,001

Schedule of the future debt obligation

Future debt obligations (per year)
2023	$40,523
2024	94,392
2025	33,282
2026	1,874
2027	29,870
2028 and beyond	36,181
Total debt obligations	$236,122